Consolidated Balance Sheets (Parentheticals) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cost	$ 408,284,552	$ 395,487,428
Common stock, shares issued (in Shares)	1,128,583	1,141,886
Debt Securities [Member]
Cost	402,396,191	394,370,377
Equity Securities [Member]
Cost	$ 5,888,361	$ 1,117,051